Corporate Information	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Corporate Information	Corporate Information
A. Description of the Business
TransAlta Corporation (TransAlta or the Company) was incorporated under the Canada Business Corporations Act in March 1985 and became a public company in December 1992. The Company's head office is located in Calgary, Alberta.
Operating Segments
Generation Segments
The Company is comprised of four generation segments: Hydro, Wind and Solar, Gas, and Energy Transition. The Company directly or indirectly owns and operates hydro, wind and solar, and natural gas-fired facilities, along with a coal-fired facility and natural gas pipeline operations in Canada, the United States (U.S.) and Western Australia. Transmission in Canada and Western Australia is included within the Hydro and Gas segments in Canada and Western Australia, respectively. The Wind and Solar segment includes the financial results, on a proportionate basis, of our investment in SP Skookumchuck Investment, LLC (Skookumchuck). Segment revenues are derived from the availability and production of electricity and steam as well as ancillary services.
Energy Marketing Segment
The Energy Marketing segment derives revenue and earnings from the trading of electricity, natural gas and environmental products across a variety of North American markets, excluding Alberta.
The Energy Marketing segment also performs services on behalf of certain assets outside of Alberta for the marketing of available generating capacity as well as the procurement of the fuel and transmission needs for the fleet. Contracts of various durations for the forward sales of electricity and for the purchase of natural gas and transmission   capacity   are   used and these activities are included in the gross margin of the related generation segment.
Corporate Segment
The Corporate segment includes the Company’s central finance, legal, administrative, corporate development, and investor relations functions. Activities and charges directly or reasonably attributable to other segments are allocated to them.
B. Basis of Preparation
These Consolidated Financial Statements have been prepared by management in compliance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).
The Consolidated Financial Statements have been prepared on a historical cost basis except for financial instruments, which are measured at fair value, as explained in the following accounting policies.
These Consolidated Financial Statements were authorized for issue by TransAlta's Board of Directors (the Board) on Feb. 26, 2026.
C. Basis of Consolidation
The Consolidated Financial Statements include the accounts of the Company and the subsidiaries that it controls. Control exists when the Company is exposed, or has rights, to variable returns from its involvement with the subsidiary and has the ability to affect the returns through its power over the subsidiary. The financial statements of the subsidiaries are prepared for the same reporting period and apply consistent accounting policies as the parent company.